Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of goodwill
Goodwill
US$

Balance as of January 1, 2023 and December 31, 2023	27,001,383
Goodwill impairment	(1,657)
Balance as of September 30, 2024	26,999,726

Schedule of Goodwill Reportable Segments

The following table sets forth the goodwill by reportable segments:

	September 30, 2024	December 31, 2023
	US$	US$
Remittance services	12,919,935	12,921,592
Sales of Airtime	14,079,791	14,079,791
	26,999,726	27,001,383

Seamless Group Inc [Member]
Schedule of goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2022 were as follows:

Goodwill
US$

Balance as of January 1, 2022	19,229,528
Goodwill from acquisition	7,771,855
Balance as of December 31, 2022, January 1, 2023 and December 31, 2023	27,001,383

Schedule of Goodwill Reportable Segments

The following table sets forth the goodwill by reportable segments:

	December 31,
	2023	2022
	US$	US$
Remittance services	12,921,592	12,921,592
Sales of Airtime	14,079,791	14,079,791
	27,001,383	27,001,383